4. FAIR VALUE: Fair Value Measurements, by Fair Value hierarchy (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$418,548	$418,548	$-	$-
Obligations of states and political subdivisions	261,183,377	-	261,183,377	-
Available-for-sale investment securities	$261,601,925	$418,548	$261,183,377	$-

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$391,113	$391,113	$-	$-
Obligations of states and political subdivisions	220,663,305	-	220,663,305	-
Available-for-sale investment securities	$221,054,418	$391,113	$220,663,305	$-